Benefit Plans (Defined Benefits Plan Assets, Target Allocations) (Details)	Dec. 31, 2020	Dec. 31, 2019
Equity Securities [Member]
Target Allocation	41.00%
Percentage of plan assets	42.00%	40.00%
Debt Securities [Member]
Target Allocation	59.00%
Percentage of plan assets	57.00%	58.00%
Cash and Cash Equivalents [Member]
Target Allocation	0.00%
Percentage of plan assets	1.00%	1.00%
Real Estate [Member]
Target Allocation	0.00%
Percentage of plan assets	0.00%	1.00%